NOTE 10 - RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2018
Notes
NOTE 10 - RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

As of June 30, 2018 and 2017, the balances due to related parties were as follows:

	As of June 30,
	2018	2017
Due from (to) related parties:
Mr. Silong Chen	$-	$1,330,127
Total	$-	$1,330,127

Mr. Silong Chen is the Chairman of the Board and CEO of the Company. Mr. Chen periodically provides working capital loans to support the Company’s operations when needed. Mr. Silong Chen also pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s short-term bank loans (See Note 7).